CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Revenue recognized from contracts with customers
Oil and gas sales	¥ 197,173	$ 28,322	¥ 186,557	¥ 152,412
Marketing revenues	30,867	4,434	35,830	28,907
Other revenue	5,159	741	5,324	5,652
Total revenue	233,199	33,497	227,711	186,971
EXPENSES [abstract]
Operating expenses	(24,735)	(3,553)	(24,388)	(24,410)
Taxes other than income tax	(9,156)	(1,315)	(9,141)	(7,221)
Exploration expenses	(12,342)	(1,773)	(13,135)	(6,966)
Depreciation, depletion and amortization	(57,699)	(8,288)	(50,838)	(61,442)
Special oil gain levy	(894)	(128)	(2,599)	(55)
Impairment and provision	(2,094)	(301)	(666)	(9,185)
Crude oil and product purchases	(29,040)	(4,171)	(33,558)	(27,643)
Selling and administrative expenses	(8,062)	(1,158)	(7,429)	(7,010)
Others	(4,982)	(716)	(5,790)	(6,042)
Total expenses	(149,004)	(21,403)	(147,544)	(149,974)
PROFIT FROM OPERATING ACTIVITIES	84,195	12,094	80,167	36,997
Interest income	1,067	153	798	655
Finance costs	(5,865)	(842)	(5,162)	(5,121)
Exchange gains/(losses), net	(213)	(31)	(141)	356
Investment income	4,632	665	3,685	2,409
Share of profits of associates	459	66	406	302
Profit/(loss) attributable to a joint venture	543	78	(5,593)	553
Other income, net	831	120	997	236
PROFIT BEFORE TAX	85,649	12,303	75,157	36,387
Income tax expense	(24,604)	(3,534)	(22,482)	(11,668)
PROFIT FOR THE YEAR ATTRIBUTABLE TO OWNERS OF THE PARENT	61,045	8,769	52,675	24,719
Items that may be subsequently reclassified to profit or loss
Exchange differences on translation of foreign operations	2,848	409	8,638	(10,121)
Share of other comprehensive income of associates	25	4	16	36
Other items that will not be reclassified to profit or loss
Fair value change on equity investments designated as at fair value through other comprehensive income	(1,167)	(168)	278	(542)
Others	(133)	(19)	80	54
OTHER COMPREHENSIVE (EXPENSE)/INCOME FOR THE YEAR, NET OF TAX	1,573	226	9,012	(10,573)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO OWNERS OF THE PARENT	¥ 62,618	$ 8,995	¥ 61,687	¥ 14,146
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE PARENT [abstract]
Basic (RMB Yuan) | (per share)	¥ 1.37	$ 0.20	¥ 1.18	¥ 0.55
Diluted (RMB Yuan) | (per share)	¥ 1.37	$ 0.20	¥ 1.18	¥ 0.55